Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 3,985,112	¥ 3,997,182	¥ 3,768,921
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,214,698	1,204,024	1,154,239
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		840,034	846,290
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		374,664	357,734
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,676,208	1,616,009	1,540,255
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,336,192	1,279,532
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		267,784	270,007
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		72,232	66,470
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,072,208	1,152,354
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		87,454	88,726	74,008
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		18,166	12,758
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		69,288	75,968
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		337,937	321,159
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		92,566	95,926
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		554,251	646,543
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	21,998	24,795	¥ 26,466
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,906,366	3,916,835
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,201,961	1,192,424
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		833,303	839,848
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		368,658	352,576
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,646,538	1,589,620
Performing | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,329,989	1,273,603
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		262,073	264,559
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		54,476	51,458
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,041,572	1,117,439
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		17,971	12,555
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		64,040	70,139
Performing | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		332,051	313,947
Performing | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		90,916	94,190
Performing | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		536,594	626,608
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		16,295	17,352
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		54,748	59,025
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		18,409	16,667
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,512	4,244
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,079	4,102
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,818	8,321
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		30,636	34,915
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		195	203
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,248	5,829
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,886	7,212
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,650	1,736
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		17,657	19,935
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,703	7,443
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		23,998	21,322
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,737	11,600
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,731	6,442
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,006	5,158
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,261	9,722
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,691	1,685
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,632	1,346
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,938	6,691
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		78,746	80,347
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,737	11,600
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,731	6,442
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,006	5,158
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		29,670	26,389
Nonperforming | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,203	5,929
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,711	5,448
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		17,756	15,012
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		30,636	34,915
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		195	203
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,248	5,829
Nonperforming | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,886	7,212
Nonperforming | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,650	1,736
Nonperforming | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		17,657	19,935
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 5,703	¥ 7,443

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.